Consolidated Statements of Operations - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net revenues		$ 20,486,067	$ 18,222,160	$ 9,163,101
Cost of revenues		(19,151,257)	(16,525,922)	(8,129,363)
Gross profit		1,334,810	1,696,238	1,033,738
Operating expenses:
Selling and marketing		(211,490)	(269,806)	(222,679)
General and administrative		(2,122,961)	(2,871,441)	(3,384,571)
Research and development		(954,177)	(888,491)	(613,274)
Impairment loss of intangible assets		(1,401,416)
Total operating expenses		(4,690,044)	(4,029,738)	(4,220,524)
Loss from operations		(3,355,234)	(2,333,500)	(3,186,786)
Other (expenses) income:
Interest expenses		(130,507)	(82,963)	(17,579)
Interest income		110,973	435,253	144,720
Non-operating income, net		265,859	44,936	8,907
Fair value changes in contingent asset			(265,205)	979,770
Impairment loss of long-term investments		(3,520,660)	(3,040,113)
Impairment loss of goodwill		(1,732,454)	(1,362,441)	(1,792,392)
Total other expenses, net		(5,006,789)	(4,270,533)	(676,574)
Loss from continuing operations before income taxes and share of losses of equity method investments		(8,362,023)	(6,604,033)	(3,863,360)
Income tax benefit (expense)		(1,022,957)	786,369	62,447
Share of losses of equity method investments, net of tax		(73,558)	(44,401)	(56,887)
Net loss from continuing operations		(9,458,538)	(5,862,065)	(3,857,800)
(Loss) income from operations of discontinued operations before income taxes and share of (losses) gains of equity method investments (including gain on disposal of discontinued operations of $537,519 for the year ended September 30, 2025)		262,475	(2,299,208)	(3,252,304)
Share of (losses) gains of equity method investments, net of tax		(82,632)	75,477	(148,209)
Net (loss) income from discontinued operations		179,843	(2,223,731)	(3,400,513)
Net loss		(9,278,695)	(8,085,796)	(7,258,313)
Net loss from continuing operations		(9,458,538)	(5,862,065)	(3,857,800)
Less: Net loss attributable to non-controlling interests from continuing operations		(489,023)	(178,129)	(153,737)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from continuing operations		(8,969,515)	(5,683,936)	(3,704,063)
Net (loss) income from discontinued operations		179,843	(2,223,731)	(3,400,513)
Less: Net loss attributable to non-controlling interests from discontinued operation		(97,302)	(622,875)	(321,490)
Net (loss) income attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation		277,145	(1,600,856)	(3,079,023)
Net loss attributable to non-controlling interests		(586,325)	(801,004)	(475,227)
Net loss attributable to EZGO Technologies Ltd.’s shareholders		$ (8,692,370)	$ (7,284,792)	$ (6,783,086)
Net loss from continuing operations per ordinary share:
Basic (in Dollars per share)	[1]	$ (39.63)	$ (54.52)	$ (80.73)
Diluted (in Dollars per share)	[1]	(39.63)	(54.52)	(80.73)
Net (loss) income from discontinued operation per ordinary share:
Basic (in Dollars per share)	[1]	1.23	(15.36)	(67.11)
Diluted (in Dollars per share)	[1]	1.23	(15.36)	(67.11)
Net loss per ordinary share:
Basic (in Dollars per share)	[1]	(38.4)	(69.88)	(147.84)
Diluted (in Dollars per share)	[1]	$ (38.4)	$ (69.88)	$ (147.84)
Weighted average shares outstanding:
Basic (in Shares)	[1]	226,354	104,245	45,882
Diluted (in Shares)	[1]	226,354	104,245	45,882
Third Parties
Cost of revenues		$ (19,042,589)	$ (16,417,271)	$ (8,129,363)
Related Parties
Cost of revenues		$ (108,668)	$ (108,651)

[1]	Giving retroactive effect to the 40 to 1 reverse share split on April 12, 2024 and 25 to 1 reverse share split on November 7, 2025 (Note 19).